Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation

Note 10 - Share-based Compensation

We have two nonqualified stock option plans approved by shareholders with an aggregate of approximately 1.3 million shares remaining available for grant as of December 31, 2011.  The exercise price of the options are established by the Board of Directors on the date of grant and are generally equal to the market price of the stock on the grant date.  The Board of Directors may determine the vesting period for each new grant. Options issued are exercisable in whole or in part for a period as determined by the Board of Directors of up to ten years from the date of grant.

We estimated the fair value of each option award at the grant date by using the Black-Scholes option pricing model with the following range of assumptions for the awards during the year ended December 31, 2011 – (i) no dividend yield, (ii) expected volatility of between 82% and 136%, (iii) risk-free interest rates of between 0.4% and 2.6%, and (iv) expected lives of between two years and seven years.

During the year ended December 31, 2011, we awarded options to purchase 1,130,000 shares of our common stock at a weighted average exercise price of $1.14 per share, to employees as components of their initial hiring compensation. The right to exercise certain of these options is based on the optionees’ achievement of specific objectives. As of December 31, 2011, the likelihood of, and the date on which the optionee might achieve the objectives were not apparent, therefore the fair value was not estimated. The remaining options had fair values at their date of grant which totaled $650,511 based on the Black-Scholes pricing model. In addition, when it becomes more than likely that the optionee will achieve their stipulated objectives, the fair value will then be determined and the balance amortized to operating expenses. Additionally, during the year ended December 31, 2011, we issued options to purchase 835,000 shares of our common stock at a weighted average exercise price of $1.50, to certain employees in recognition of services rendered and as an incentive for services to be rendered. These options had a fair value of $404,528 at the date of grant based on the Black-Scholes option pricing model.

Options to purchase 400,000 shares of our common stock at a weighted average exercise price of $1.20 were issued during the year ended December 31, 2011, to certain of our directors for board responsibilities. The fair value of these options on their date of grant based on the Black-Scholes option pricing model was $363,824.

We issued options to purchase 232,500 shares of our common stock to certain advisory board members during the year ended December 31, 2011. These options had a weighted average exercise price of $1.13 per share and their fair value on the date of grant was $221,957, based on the Black-Scholes option pricing model.

In addition to the charge to operating expenses during the year ended December 31, 2011 for the fair value of options earned and awarded during the year ended December 31, 2011, the fair value of certain options awarded in prior periods was amortized over their vesting periods during the year ended December 31, 2011. During the year ended December 31, 2011, $1,853,394 was recognized in general and administrative expenses. The remaining unamortized fair value of $175,276 will be recognized over future vesting periods.

The following table summarizes our stock option activity for the periods presented:

	Twelve Months Ended		Three Months Ended		Twelve Months Ended
	December 31, 2011		December 31, 2010		September 30, 2010
		Weighted-		Weighted-		Weighted-
	Number	Average	Number	Average	Number	Average
	of Shares	Exercise	of Shares	Exercise	of Shares	Exercise
	Issuable	Price	Issuable	Price	Issuable	Price
Beginning of period	3,488,761	$1.02	1,938,761	$0.61	2,219,799	$0.47
Granted during the period	2,597,500	1.26	1,600,000	1.53	150,00	1.22
Exercised during the period	-	-	-	-	-	-
Cancelled during the period	(200,000)	1.40	(50,000)	1.13	(431,038)	0.13
End of period	5,886,261	1.11	3,488,761	1.02	1,938,761	0.61

Exercisable at end of period	3,199,703	$1.06	1,326,685	$1.01	892,724	$0.97

The following table summarizes options outstanding at December 31, 2011:

	Number of Shares Issuable	Weighted- Average Exercise Price	Weighted- Average Remaining Term (Years)	Aggregate Intrinsic Value
Total shares issuable upon exercise	5,886,261	$1.11	3.9	$582,679
Options exercisable at December 31, 2011	3,199,703	1.06	3.4	171,169
Options not vested at December 31, 2011	2,686,558	1.27	4.4	411,510